Share-Based Payment Arrangements - Summary of Reconciliation of Outstanding RSUs (Detail) - Restricted Share Units [Member] - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
2021 GHL Plan [Member]
Statements [Line Items]
Beginning balance - Number of unvested restricted share units	64,646,000	66,457,000
Granted - Number of unvested restricted share units	109,016,000
Vested - Number of unvested restricted share units	(24,343,000)	(330,000)
Canceled and forfeited - Number of unvested restricted share units	(17,554,000)	(1,481,000)
Ending balance - Number of unvested restricted share units	131,765,000	64,646,000	66,457,000
GHI 2018 Plan and GHI 2015 Plan [Member]
Statements [Line Items]
Beginning balance - Number of unvested restricted share units		36,546,000	36,302,000
Granted - Number of unvested restricted share units		47,895,000	19,850,000
Vested - Number of unvested restricted share units		(11,783,000)	(10,114,000)
Canceled and forfeited - Number of unvested restricted share units		(6,201,000)	(9,492,000)
Effect of replacement of GHI 2018 Plan and GHI 2015 Plan with 2021 GHL Plan as a part of Reverse Recapitalisation		66,457,000
Ending balance - Number of unvested restricted share units			36,546,000